RESTRICTED CASH	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
5.  RESTRICTED CASH

Restricted cash represents cash pledged with banks as guarantor deposit for the Company's guarantee service customers, amounting to $12.7 million and $11.6 million as of September 30, 2013 and December 31, 2012, respectively. The banks providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit usually in the range of 10% to 20% of the guaranteed amount. The deposits are released after the guaranteed bank loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

At the same time, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks for their loans. The Company recorded the deposit received as “deposits payable” on the unaudited consolidated balance sheet. The deposit is returned to the customer after the customer repays the bank loan and the Company’s guarantee obligation expires.

5.	RESTRICTED CASH

“Restricted cash” on the consolidated balance sheets, amounting to $11.6 million and $12.4 million as of December 31, 2012 and 2011, respectively, represents cash pledged with banks as guarantor deposit for the guarantee business customers. The banks providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit usually in the range of 10% to 20% of the guaranteed amount. The deposits are released after the guaranteed bank loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

At the same time, the Company requires the financial guarantee customers to make a deposit to the Company of the same amount with the deposit the Company pledged to the banks for their loans. The Company recorded the deposit received as “deposit payable” on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the bank loan and the Company’s guarantee obligation expires. The balance in the restricted cash is larger than the deposit payable because in some cases the Company is required by third party bank to pledge in excess of deposits received from customers.